Eaton Vance
Worldwide Health Sciences Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
Biotechnology — 18.8%
AbbVie, Inc.	262,266	$ 59,717,968
argenx SE ADR(1)	17,543	15,998,865
Caris Life Sciences, Inc.(1)(2)	326,226	8,328,550
Centessa Pharmaceuticals PLC ADR(1)	91,966	2,669,773
CSL Ltd.	134,162	16,369,006
Genmab AS(1)	16,690	5,360,611
Gilead Sciences, Inc.	188,375	23,705,110
Neurocrine Biosciences, Inc.(1)	40,321	6,135,243
NewAmsterdam Pharma Co. NV(1)	81,652	3,372,228
Vertex Pharmaceuticals, Inc.(1)	56,841	24,646,826
		$166,304,180
Health Care Distributors — 1.2%
Amplifon SpA	225,283	$ 3,465,868
McKesson Corp.	8,278	7,293,912
		$ 10,759,780
Health Care Equipment — 18.8%
Abbott Laboratories	285,113	$ 36,751,066
Boston Scientific Corp.(1)	243,280	24,712,382
Edwards Lifesciences Corp.(1)	146,286	12,678,607
IDEXX Laboratories, Inc.(1)	14,478	10,900,197
Intuitive Surgical, Inc.(1)	56,081	32,161,332
Medtronic PLC	185,134	19,500,164
Straumann Holding AG	83,976	9,596,062
Stryker Corp.	54,948	20,395,599
		$166,695,409
Health Care Services — 0.6%
Option Care Health, Inc.(1)	178,995	$ 5,566,745
		$ 5,566,745
Health Care Supplies — 1.6%
Cooper Cos., Inc.(1)	128,221	$ 9,992,262
EssilorLuxottica SA	10,648	3,818,016
		$ 13,810,278
Health Care Technology — 0.8%
HeartFlow, Inc.(1)	218,978	$ 7,062,040
		$ 7,062,040
Security	Shares	Value
Life Sciences Tools & Services — 10.2%
Bio-Techne Corp.	100,598	$ 6,489,577
Danaher Corp.	110,406	25,037,873
Lonza Group AG	21,984	15,087,072
Mettler-Toledo International, Inc.(1)	8,731	12,893,242
Thermo Fisher Scientific, Inc.	51,735	30,566,590
		$ 90,074,354
Managed Health Care — 4.2%
Humana, Inc.	28,499	$ 7,004,199
UnitedHealth Group, Inc.	91,226	30,083,598
		$ 37,087,797
Metal, Glass & Plastic Containers — 0.9%
AptarGroup, Inc.	60,073	$ 7,494,107
		$ 7,494,107
Pharmaceuticals — 42.0%
AstraZeneca PLC	266,858	$ 49,507,743
Bristol-Myers Squibb Co.	563,654	27,731,777
Eli Lilly & Co.	102,873	110,636,825
Johnson & Johnson	216,808	44,861,912
Merck & Co., Inc.	126,571	13,268,438
Novartis AG	70,029	9,133,710
Novo Nordisk AS, Class B	256,946	12,720,850
Roche Holding AG PC	105,518	40,414,222
Royalty Pharma PLC, Class A	215,358	8,618,627
Sanofi SA	254,833	25,408,715
Structure Therapeutics, Inc. ADR(1)	101,167	3,622,790
Zoetis, Inc.	200,609	25,714,062
		$371,639,671
Total Common Stocks (identified cost $482,025,629)		$876,494,361

Exchange-Traded Funds — 0.5%
Security	Shares	Value
Equity Funds — 0.5%
iShares Global Healthcare ETF	44,990	$ 4,441,413
Total Exchange-Traded Funds (identified cost $4,287,488)		$ 4,441,413

Eaton Vance
Worldwide Health Sciences Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.90%(3)	1,906,086	$ 1,906,086
Total Short-Term Investments (identified cost $1,906,086)		$ 1,906,086
Total Investments — 99.8% (identified cost $488,219,203)		$882,841,860
Other Assets, Less Liabilities — 0.2%		$ 2,166,786
Net Assets — 100.0%		$885,008,646
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Restricted security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2025.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	85.8%	$759,473,132
United Kingdom	5.6	49,507,743
Switzerland	2.8	24,683,134
Netherlands	2.2	19,371,093
Denmark	2.1	18,081,461
France	0.4	3,818,016
Italy	0.4	3,465,868
Exchange-Traded Funds	0.5	4,441,413
Total Investments	99.8%	$882,841,860
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate

The Fund did not have any open derivative instruments at November 30, 2025.
Restricted Securities
At November 30, 2025, the Fund owned the following security (representing 0.9% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Caris Life Sciences, Inc.	6/18/25	326,226	$5,480,094	$8,328,550
Total Restricted Securities			$5,480,094	$8,328,550
Affiliated Investments
At November 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,906,086, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$812,863	$41,237,631	$(40,144,408)	$ —	$ —	$1,906,086	$11,988	1,906,086
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Worldwide Health Sciences Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Biotechnology	$149,935,174	$ 16,369,006	$ —	$166,304,180
Health Care Distributors	7,293,912	3,465,868	—	10,759,780
Health Care Equipment	157,099,347	9,596,062	—	166,695,409
Health Care Services	5,566,745	—	—	5,566,745
Health Care Supplies	9,992,262	3,818,016	—	13,810,278
Health Care Technology	7,062,040	—	—	7,062,040
Life Sciences Tools & Services	74,987,282	15,087,072	—	90,074,354
Managed Health Care	37,087,797	—	—	37,087,797
Metal, Glass & Plastic Containers	7,494,107	—	—	7,494,107
Pharmaceuticals	234,454,431	137,185,240	—	371,639,671
Total Common Stocks	$690,973,097	$185,521,264*	$ —	$876,494,361
Exchange-Traded Funds	$ 4,441,413	$ —	$ —	$ 4,441,413
Short-Term Investments	1,906,086	—	—	1,906,086
Total Investments	$697,320,596	$185,521,264	$ —	$882,841,860
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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